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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07242

The Cutler Trust
(Exact name of registrant as specified in charter)

525 Bigham Knoll, Jacksonville, Oregon	97530
(Address of principal executive offices)	(Zip code)

Erich M. Patten

Cutler Investment Counsel, LLC, 525 Bigham Knoll, Jacksonville, Oregon 97530
(Name and address of agent for service)

Registrant's telephone number, including area code:	(541) 770-9000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.

A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Consumer Discretionary - 12.2%
Hotels, Restaurants & Leisure - 4.0%
McDonald's Corporation	37,155	$6,215,660

Media - 3.6%
Walt Disney Company (The)	48,992	5,729,125

Specialty Retail - 4.6%
Home Depot, Inc. (The)	34,575	7,162,211

Consumer Staples - 10.2%
Beverages - 2.4%
PepsiCo, Inc.	33,995	3,800,641

Food & Staples Retailing - 5.5%
Kroger Company (The)	122,971	3,579,686
Walmart, Inc.	53,677	5,040,807
		8,620,493
Household Products - 2.3%
Procter & Gamble Company (The)	42,630	3,548,095

Energy - 7.0%
Energy Equipment & Services - 1.1%
Schlumberger Ltd.	27,000	1,644,840

Oil, Gas & Consumable Fuels - 5.9%
Chevron Corporation	41,320	5,052,610
Exxon Mobil Corporation	49,563	4,213,846
		9,266,456
Financials - 14.1%
Banks - 3.0%
M&T Bank Corporation	28,340	4,663,063

Capital Markets - 6.5%
BlackRock, Inc.	13,284	6,261,148
Northern Trust Corporation	39,000	3,983,070
		10,244,218
Insurance - 4.6%
Marsh & McLennan Companies, Inc.	44,000	3,639,680
Prudential Financial, Inc.	35,500	3,596,860
		7,236,540

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Health Care - 15.9%
Health Care Equipment & Supplies - 7.2%
Becton, Dickinson and Company	27,525	$7,184,025
Medtronic plc	41,000	4,033,170
		11,217,195
Pharmaceuticals - 8.7%
Bristol-Myers Squibb Company	71,490	4,438,099
Johnson & Johnson	34,670	4,790,354
Merck & Company, Inc.	62,790	4,454,323
		13,682,776
Industrials - 15.0%
Aerospace & Defense - 2.9%
United Technologies Corporation	32,010	4,475,318

Commercial Services & Supplies - 1.7%
Republic Services, Inc.	37,000	2,688,420

Machinery - 8.2%
Caterpillar, Inc.	41,780	6,371,032
Deere & Company	43,444	6,530,937
		12,901,969
Road & Rail - 2.2%
Union Pacific Corporation	21,000	3,419,430

Information Technology - 15.1%
Semiconductors & Semiconductor Equipment - 9.7%
Intel Corporation	102,465	4,845,570
QUALCOMM, Inc.	64,464	4,643,342
Texas Instruments, Inc.	53,365	5,725,531
		15,214,443
Software - 5.4%
Microsoft Corporation	73,425	8,397,617

Materials - 2.9%
Chemicals - 2.9%
DowDuPont, Inc.	69,875	4,493,661

Telecommunication Services - 4.8%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	101,903	3,421,903
Verizon Communications, Inc.	75,786	4,046,214
		7,468,117

CUTLER EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Utilities - 2.3%
Multi-Utilities - 2.3%
Dominion Energy, Inc.	50,743	$3,566,218

Total Common Stocks (Cost $95,925,477)		$155,656,506

MONEY MARKET FUNDS - 0.6%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 1.97% (a) (Cost $981,256)	981,256	$981,256

Total Investments at Value - 100.1% (Cost $96,906,733)		$156,637,762

Liabilities in Excess of Other Assets - (0.1%)		(126,095)

Net Assets - 100.0%		$156,511,667

(a)	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to Schedules of Investments.

CUTLER FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

U.S. TREASURY OBLIGATIONS - 29.5%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	1.750%	11/30/19	$250,000	$247,275
U.S. Treasury Notes	1.875%	12/15/20	250,000	244,844
U.S. Treasury Notes	2.375%	03/15/21	250,000	247,158
U.S. Treasury Notes	2.125%	06/30/22	1,000,000	971,875
U.S. Treasury Notes	1.625%	02/15/26	700,000	635,223
U.S. Treasury Notes	1.625%	05/15/26	650,000	587,996
U.S. Treasury Notes	2.000%	11/15/26	500,000	462,578
Total U.S. Treasury Obligations (Cost $3,514,536)				$3,396,949

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.6%	Coupon		Maturity	Par Value	Value
Federal Farm Credit Bank - 21.1%
Federal Farm Credit Bank	2.750%		06/26/23	$500,000	$493,826
Federal Farm Credit Bank	2.040%		02/10/25	100,000	92,304
Federal Farm Credit Bank	2.370%		05/01/25	300,000	285,602
Federal Farm Credit Bank	2.360%		06/16/25	310,000	288,931
Federal Farm Credit Bank	2.240%		07/06/27	1,150,000	1,042,795
Federal Farm Credit Bank	2.500%		07/12/27	250,000	229,061
					2,432,519
Federal Home Loan Bank - 19.8%
Federal Home Loan Bank	1.750	%(a)	03/29/22	250,000	243,798
Federal Home Loan Bank	1.500	%(a)	10/27/22	500,000	488,190
Federal Home Loan Bank	2.125%		03/10/23	350,000	337,380
Federal Home Loan Bank	1.500	%(a)	07/27/28	1,000,000	903,330
Federal Home Loan Bank	2.570%		10/06/31	345,000	304,555
					2,277,253
Federal Home Loan Mortgage Corporation - 1.2%
Federal Home Loan Mortgage Corporation	1.500	%(a)	10/27/23	150,000	143,447

Private Export Funding Corporation - 3.2%
Private Export Funding Corporation	4.300%		12/15/21	350,000	362,777

U.S. Department of Housing and Urban Development - 1.3%
U.S. Department of Housing and Urban Development	4.130%		08/01/25	150,000	153,274

Total U.S. Government Agency Obligations (Cost $5,627,442)					$5,369,270

CUTLER FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 4.6%	Coupon		Maturity	Par Value	Value
Commercial - 0.4%
Banc of America Commercial Mortgage Trust, IO, Series 2004-4	0.094	%(b)	07/01/42	$272,923	$7
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20	4.552	%(b)	10/12/42	200,000	43,982
Wachovia Bank Commercial Mortgage Trust, IO, Series 2005-C21	0.000	%(b)	10/01/44	111,659,698	4,333
					48,322
Federal Home Loan Mortgage Corporation - 0.3%
FHLMC, Pool #J13584	3.500%		11/01/25	22,831	22,965
FHLMC, Series 1963	7.500%		01/01/27	13,674	15,103
					38,068
Federal National Mortgage Association - 2.3%
FANNIEMAE-ACES, IO, Series 2015-M4	0.411	%(b)	07/25/22	12,954,220	160,220
FANNIEMAE-ACES, IO, Series 2014-M13	0.123	%(b)	08/25/24	11,699,764	80,671
FNMA, Pool #899237	5.000%		03/01/22	2,446	2,522
FNMA, Series 2002-93	6.500%		03/01/32	15,594	17,151
					260,564
Government National Mortgage Association - 1.6%
GNMA, IO, Series 2012-114	0.786	%(b)	01/16/53	3,530,529	184,027

Total Mortgage-Backed Securities (Cost $809,104)					$530,981

CORPORATE BONDS - 12.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 1.3%
NVR, Inc.	3.950%	09/15/22	$150,000	$150,095

Consumer Staples - 1.3%
Dollar Tree, Inc.	4.000%	05/15/25	150,000	147,131

Financials - 4.8%
Citigroup, Inc.	2.700%	10/27/22	150,000	144,238
Finial Holdings, Inc.	7.125%	10/15/23	250,000	283,021
First American Financial Advisors, Inc.	4.300%	02/01/23	125,000	123,836
				551,095
Health Care - 1.4%
S&P Global, Inc.	4.400%	02/15/26	150,000	153,878
`
Industrials - 2.5%
Mosaic Company	3.250%	11/15/22	150,000	146,493
Mueller Industries, Inc.	6.000%	03/01/27	150,000	144,375
				290,868

CUTLER FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 12.5% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 1.2%
Cigna Corporation	3.250%	04/15/25	$150,000	$142,005

Total Corporate Bonds (Cost $1,469,496)				$1,435,072

MONEY MARKET FUNDS - 7.1%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 1.97% (c) (Cost $819,783)	819,783	$819,783

Total Investments at Value - 100.3% (Cost $12,240,361)		$11,552,055

Liabilities in Excess of Other Assets - (0.3%)		(31,066)

Net Assets - 100.0%		$11,520,989

(a)	Step coupon. Rate shown is the coupon in effect as of September 30, 2018.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2018. These variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to Schedules of Investments.

CUTLER EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS - 70.9%	Shares	Value
Brazil - 3.3%
Ambev S.A. - ADR	32,010	$146,286
Banco Bradesco S.A. - ADR	17,319	122,619
Telefonica Brasil S.A. - ADR	8,850	86,110
TIM Participacoes S.A. - ADR	7,700	111,573
		466,588
Chile - 2.2%
Empresa Nacional de Telecomunicaciones S.A. (a)	17,614	149,731
Viña Concha y Toro S.A.	79,500	159,232
		308,963
China - 5.2%
China Petroleum & Chemical Corporation - ADR	1,600	160,704
PetroChina Company Ltd. - ADR	4,176	340,094
Sinopec Shanghai Petrochemical Company Ltd. - ADR	3,704	223,536
		724,334
Colombia - 1.3%
Grupo de Inversiones Suramericana S.A.	14,983	175,783

Hong Kong – 16.3%
Beijing Enterprises Holdings Ltd. (a)	41,000	229,784
China Overseas Land & Investment Ltd. (a)	59,000	184,723
China Overseas Property Holdings Ltd. (a)	15,666	4,493
China Resources Beer Holdings Company Ltd. (a)	104,000	417,052
China Resources Land Ltd. (a)	68,000	238,276
CITIC Ltd. (a)	107,000	159,366
COSCO SHIPPING Ports Ltd. (a)	12,468	13,701
Hengan International Group Company Ltd. (a)	39,000	358,408
Lenovo Group Ltd. - ADR	8,206	119,397
Shanghai Industrial Holdings Ltd. (a)	69,000	152,663
Sino Biopharmaceutical Ltd. (a)	148,500	138,124
Tingyi (Cayman Islands) Holding Corporation	148,000	271,860
		2,287,847
Indonesia - 3.2%
Indofood Sukses Makmur Tbk. (a)	277,700	109,971
Semen Indonesia Persero Tbk. (a)	263,100	175,161
Telekomunikasi Indonesia Persero Tbk. - ADR	6,514	159,463
		444,595
Korea (Republic of) - 10.5%
AmorePacific Group (a)	710	59,703
Dongbu Insurance Company Ltd.	2,159	141,692
Korea Gas Corporation (a) (b)	3,880	212,195
KT Corporation - ADR	11,956	177,547
LG Corporation (a)	3,275	214,362
POSCO - ADR	2,676	176,616
Samsung Electronics Company Ltd. (a)	9,400	393,391
Samsung Fire & Marine Insurance Company Ltd.	370	94,729
		1,470,235

CUTLER EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 70.9% (Continued)	Shares	Value
Malaysia - 5.4%
CIMB Group Holdings Berhad (a)	227,693	$330,411
Genting Berhad (a)	84,200	158,802
Malayan Banking Berhad (a)	115,860	273,891
		763,104
Mexico - 2.9%
América Móvil S.A.B. de C.V. - Series L - ADR	15,817	254,021
Coca-Cola Femsa S.A.B. de C.V. - Series L	23,837	145,751
		399,772
Philippines - 2.0%
Aboitiz Equity Ventures, Inc. (a)	87,350	79,157
Robinsons Land Corporation (a)	228,364	85,747
Universal Robina Corporation (a)	45,370	121,263
		286,167
South Africa - 5.9%
Liberty Holdings Ltd.	16,865	134,484
Naspers Ltd. - Class N - ADR	6,285	268,935
Sasol Ltd. - ADR	4,502	173,957
Shoprite Holdings Ltd. (a)	10,000	135,390
Shoprite Holdings Ltd. - ADR	8,803	119,589
		832,355
Taiwan Province of China - 9.5%
Cheng Shin Rubber Industry Company Ltd. (a)	54,000	85,025
Compal Electronics, Inc. (a)	238,000	147,867
CTCI Corporation (a)	156,000	251,292
Delta Electronics, Inc. (a)	39,100	167,895
Giant Manufacturing Company Ltd. (a)	21,000	90,205
President Chain Store Corporation (a)	29,000	341,051
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,575	246,192
		1,329,527
Thailand - 1.7%
Charoen Pokphand Foods plc (a)	309,000	241,455

United States - 1.5%
Southern Copper Corporation	4,890	210,955

Total Common Stocks (Cost $8,819,925)		$9,941,680

PREFERRED STOCKS - 4.8%	Shares	Value
Brazil - 3.2%
Companhia Brasileira de Distribuição - ADR (d)	7,000	$150,360
Companhia Paranaense de Energia-Copel - ADR (d)	15,000	79,050
Itau Unibanco Holding S.A. - ADR (d)	19,270	211,585
		440,995

CUTLER EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 4.8% (Continued)	Shares	Value
Colombia - 0.0% (c)
Grupo de Inversiones Suramericana S.A. (d)	183	$2,100

Russian Federation - 1.6%
Surgutneftegaz OJSC - ADR (d)	39,980	227,886

Total Preferred Stocks (Cost $618,461)		$670,981

EXCHANGE-TRADED FUNDS - 18.5%	Shares	Value
Columbia India Consumer ETF	11,000	$451,000
iShares China Large-Cap ETF	7,500	321,150
iShares MSCI India ETF	26,800	870,196
iShares MSCI Japan ETF	2,750	165,633
iShares MSCI Taiwan ETF	4,429	166,973
VanEck Vectors India Small-Cap Index ETF	1,890	75,694
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	20,000	329,200
VanEck Vectors Vietnam ETF	12,400	208,444
Total Exchange-Traded Funds (Cost $2,543,457)		$2,588,290

MONEY MARKET FUNDS - 5.3%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 1.97% (e) (Cost $743,063)	743,063	$743,063

Total Investments at Value - 99.5% (Cost $12,724,906)		$13,944,014

Other Assets in Excess of Liabilities - 0.5%		66,784

Net Assets - 100.0%		$14,010,798

(a)	Level 2 security (Note 1)
(b)	Non-income producing security
(c)	Percentage rounds to less than 0.1%.
(d)	Security has a perpetual maturity date.
(e)	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to Schedules of Investments.

CUTLER EMERGING MARKETS FUND

SUMMARY OF COMMON AND PREFERRED STOCKS BY SECTOR AND INDUSTRY

September 30, 2018 (Unaudited)

Sector/Industry	% of Net Assets
Consumer Discretionary - 4.3%
Auto Components	0.6%
Hotels, Restaurants & Leisure	1.1%
Leisure Products	0.7%
Media	1.9%
Consumer Staples – 19.8%
Beverages	3.2%
Food & Staples Retailing	8.3%
Food Products	5.3%
Personal Products	3.0%
Energy - 6.4%
Oil, Gas & Consumable Fuels	6.4%
Financials - 10.6%
Banks	6.7%
Diversified Financial Services	1.3%
Insurance	2.6%
Health Care - 1.0%
Pharmaceuticals	1.0%
Industrials - 7.9%
Construction & Engineering	1.8%
Industrial Conglomerates	6.0%
Transportation Infrastructure	0.1%
Information Technology - 7.7%
Electronic Equipment, Instruments & Components	1.2%
Semiconductors & Semiconductor Equipment	1.8%
Technology Hardware, Storage & Peripherals	4.7%
Materials - 5.6%
Chemicals	1.6%
Construction Materials	1.2%
Metals & Mining	2.8%
Real Estate - 3.6%
Real Estate Management & Development	3.6%
Telecommunication Services - 6.7%
Diversified Telecommunication Services	3.0%
Wireless Telecommunication Services	3.7%
Utilities - 2.1%
Electric Utilities	0.6%
Gas Utilities	1.5%
75.7%

See accompanying notes to Schedules of Investments.

THE CUTLER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

1. Securities Valuation

Portfolio securities of Cutler Equity Fund, Cutler Fixed Income Fund and Cutler Emerging Markets Fund (each, a “Fund,” and collectively, the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. When using the last sales price and when the market is considered to be active, the security will be classified within Level 1 of the fair value hierarchy (see below). In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities principally traded in non-U.S. markets that may close at different times than U.S. markets are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining the prices. Investments in shares of other open-end investment companies, other than exchange-traded funds, are valued at their net asset value per share (“NAV”) as reported by such companies.

The Funds value securities at fair value pursuant to procedures adopted by the Cutler Investment Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Funds’ investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Funds’ securities primarily trade but before the time as of which the Funds calculate their NAVs. In instances where the investment adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Board approves the independent pricing services used by the Funds.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

THE CUTLER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Fixed income securities held by Cutler Fixed Income Fund are classified as Level 2 because the values for the fixed income securities are based on prices that utilize various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

Securities of Cutler Emerging Markets Fund traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service approved by the Board. These foreign securities may be priced at their fair value because the value of the securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer-specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2018 by security type:

Cutler Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$155,656,506	$-	$-	$155,656,506
Money Market Funds	981,256	-	-	981,256
Total	$156,637,762	$-	$-	$156,637,762

Cutler Fixed Income Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$3,396,949	$-	$3,396,949
U.S. Government Agency Obligations	-	5,369,270	-	5,369,270
Mortgage-Backed Securities	-	530,981	-	530,981
Corporate Bonds	-	1,435,072	-	1,435,072
Money Market Funds	819,783	-	-	819,783
Total	$819,783	$10,732,272	$-	$11,552,055

Cutler Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,221,125	$5,720,555	$-	$9,941,680
Preferred Stocks	670,981	-	-	670,981
Exchange-Traded Funds	2,588,290	-	-	2,588,290
Money Market Funds	743,063	-	-	743,063
Total	$8,223,459	$5,720,555	$-	$13,944,014

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities held by the Funds as of September 30, 2018.

THE CUTLER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2018:

	Cutler Equity Fund	Cutler Fixed Income Fund	Cutler Emerging Markets Fund

Cost of portfolio investments	$96,920,910	$12,351,926	$12,765,373

Gross unrealized appreciation	$61,965,243	$30,419	$1,914,160
Gross unrealized depreciation	(2,248,391)	(830,290)	(735,519)

Net unrealized appreciation (depreciation)	$59,716,852	$(799,871)	$1,178,641

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to wash sales for Cutler Equity Fund and Cutler Fixed Income Fund and losses deferred due to wash sales and holdings classified as passive foreign investment companies (PFICs) for Cutler Emerging Markets Fund.

4. Risks Associated with Mortgage-Backed Securities

Cutler Fixed Income Fund invests in mortgage-backed securities, which are subject to default risk and prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Fund to reinvest its assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values.

5. Risks Associated with Emerging Markets

In seeking to meet its investment objective, under normal conditions, at least 80% of Cutler Emerging Markets Fund’s assets will be invested in a diversified portfolio of securities of issuers whose principal activities are in, or economically tied to, emerging markets countries selected in accordance with the investment adviser’s long standing dividend focused investment philosophy. Accordingly, Cutler Emerging Markets Fund is subject to the following investment risks:

Foreign Investment Risk — Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

THE CUTLER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Emerging Markets Risk — The economies of emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact Cutler Emerging Markets Fund’s ability to calculate accurately the intrinsic value of the securities. Securities of emerging market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in emerging market countries may be considered speculative and higher risk.

Currency Risk — Because Cutler Emerging Markets Fund holds securities valued in foreign currencies and holds foreign currencies when it purchases and sells foreign securities, changes in exchange rates will impact the value of the Fund’s assets. Thus, investments in foreign securities involve currency risk, which is the risk that the values of the foreign securities and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Cutler Trust

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Erich M. Patten
Erich M. Patten, President

Date	November 19, 2018

By (Signature and Title)*		/s/ Matthew C. Patten
Matthew C. Patten, Treasurer and Principal Accounting Officer

Date	November 19, 2018

*	Print the name and title of each signing officer under his or her signature.